Related Party Transactions and Arrangements (Fees and Participations Paid in Connection with the Liquidation or Listing of the Company's Real Estate Assets) (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Healthcare Trust Special Limited Partnership, LLC | Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return | Special Limited Partner
Related Party Transaction [Line Items]
Subordinated performance fee as a percentage of benchmark	15.00%
Healthcare Trust Special Limited Partnership, LLC | Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital | Special Limited Partner
Related Party Transaction [Line Items]
Subordinated incentive listing distribution	15.00%
Distribution upon nonrenewal of advisory agreement	15.00%
Annual Targeted Investor Return | Healthcare Trust Special Limited Partnership, LLC | Pre-tax Non-compounded Return on Capital Contribution | Special Limited Partner
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	6.00%
Asset management fees
Related Party Transaction [Line Items]
Fee multiplier	4
Change in Control Fee
Related Party Transaction [Line Items]
Fee multiplier	4
Variable Management - Incentive Fee
Related Party Transaction [Line Items]
Fee multiplier	4
Transition Fee
Related Party Transaction [Line Items]
Transaction amount	$ 15,000,000.0
Subject Fees (Transition Fee Not in Excess of the Product)
Related Party Transaction [Line Items]
Fee multiplier	4
Subject Fees (Transition Fee Not in Excess of the Product) | Maximum
Related Party Transaction [Line Items]
Fee multiplier	4.5